Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 4,419	€ 4,828
Property, plant and equipment	110,634	129,095
Investment in associate	5,686	22,932
Other receivables	2,127	1,920
Marketable securities	0	7,492
Total non-current assets	122,866	166,267
Current assets
Inventories	208,931	130,673
Trade receivables	35,874	11,910
Income tax receivables	802	883
Other receivables	19,097	12,833
Prepayments	38,578	31,717
Marketable securities	7,275	290,688
Cash and cash equivalents	392,164	444,767
Total current assets	702,721	923,471
Total assets	825,587	1,089,738
Equity
Share capital	7,749	7,675
Distributable equity	(153,446)	255,673
Total equity	(145,697)	263,348
Non-current liabilities
Borrowings	534,246	387,556
Lease liabilities	84,619	95,400
Derivative liabilities	143,296	157,950
Contract liabilities	5,949	14,213
Deferred tax liabilities	5,830	0
Total non-current liabilities	773,940	655,119
Current liabilities
Borrowings	11,226	11,630
Lease liabilities	14,174	13,791
Contract liabilities	1,184	0
Trade payables and accrued expenses	94,566	101,032
Other liabilities	41,176	31,989
Income tax payables	2,299	5,490
Provisions	32,719	7,339
Total current liabilities	197,344	171,271
Total liabilities	971,284	826,390
Total equity and liabilities	€ 825,587	€ 1,089,738